Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) - EUR (€) € in Millions		Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Recorded Unconditional Purchase Obligation [Line Items]
Zeiss Commitment R&D and Capex investment Contractual Term		6 years
Contractual obligations	[1]		€ 8,339.4
1 year	[1]		4,040.2
2 year	[1]		696.1
3 year	[1]		207.6
4 year	[1]		656.3
5 year	[1]		851.5
After 5 years	[1]		1,887.7
Zeiss High-NA Funding Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		€ 760.0	795.3	€ 925.5
1 year			351.8
2 year			282.0
3 year			87.0
4 year			46.0
5 year			28.5
After 5 years			0.0
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[2]		3,383.6
1 year	[2]		57.3
2 year	[2]		57.2
3 year	[2]		57.2
4 year	[2]		556.5
5 year	[2]		802.3
After 5 years	[2]		1,853.1
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[3]		140.0
1 year	[3]		36.7
2 year	[3]		32.3
3 year	[3]		25.8
4 year	[3]		19.9
5 year	[3]		11.9
After 5 years	[3]		13.4
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations			4,020.5
1 year			3,594.4
2 year			324.6
3 year			37.6
4 year			33.9
5 year			8.8
After 5 years			€ 21.2

[1]	3.We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	1.See Note 16 Long-term debt for the amounts excluding interest expense.
[3]	2.See Note 14 Right-of-use assets and lease liabilities for details.